Investment Securities and derivatives - Summary of Grading of Debt Securities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Gross carrying amount	₸ 9,709,626	₸ 7,997,909
Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	1,154,800	1,489,205
A- and Higher | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	243,391	36,415
BBB+ to BBB- | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	867,166	1,373,391
BB+ to B- | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	2,395	4,957
Not Rated | Debt Securities
Disclosure of credit risk exposure [line items]
Gross carrying amount	₸ 41,848	₸ 74,442